UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Common Stock (98.5%)
Aerospace & Defense (2.5%)
Boeing	73,700	$26,117
Orbital ATK	47,900	6,318
Spirit AeroSystems Holdings, Cl A	174,200	17,831
Textron	164,700	9,663
Vectrus*	6,533	199

		60,128

Agricultural Operations (0.5%)
Archer-Daniels-Midland	273,900	11,764

Agricultural Products (0.7%)
Bunge	54,300	4,313
Ingredion	79,300	11,391

		15,704

Air Freight & Logistics (1.0%)
FedEx	87,300	22,915

Aircraft (1.9%)
American Airlines Group	240,200	13,048
Delta Air Lines	232,600	13,205
JetBlue Airways*	311,900	6,506
United Continental Holdings*	201,400	13,659

		46,418

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	141,800	23,922
Legg Mason	161,700	6,892
State Street	130,800	14,410

		45,224

Automotive (3.4%)
BorgWarner	219,900	12,372
Ford Motor	1,179,700	12,941
General Motors	538,500	22,838
Goodyear Tire & Rubber	401,700	13,987
Lear	93,800	18,116

		80,254

Automotive Retail (0.3%)
Murphy USA*	71,400	6,091

Banks (11.1%)
Bank of America	1,805,200	57,766
CIT Group	130,700	6,625
Citizens Financial Group	267,700	12,288
Fifth Third Bancorp	647,800	21,442
JPMorgan Chase	597,900	69,159
Keycorp	1,014,600	21,713
PNC Financial Services Group	141,900	22,423
Regions Financial	1,358,100	26,116

LSV Value Equity Fund
	Shares	Value (000)
Banks (continued)
SunTrust Banks	387,100	$27,368

		264,900

Biotechnology (2.5%)
Amgen	160,200	29,805
Biogen*	22,400	7,791
Gilead Sciences	195,300	16,366
United Therapeutics*	49,200	6,347

		60,309

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	256,300	3,709

Building & Construction (1.1%)
Owens Corning	162,100	15,071
PulteGroup	386,400	12,299

		27,370

Chemicals (2.7%)
Celanese, Cl A	97,700	10,567
Eastman Chemical	154,600	15,333
Huntsman	414,400	14,326
LyondellBasell Industries, Cl A	198,700	23,812

		64,038

Commercial Printing (0.6%)
Deluxe	141,222	10,489
LSC Communications	51,350	702
RR Donnelley & Sons	258,400	2,111

		13,302

Commercial Services (0.3%)
Western Union	374,400	7,784

Commodity Chemicals (0.8%)
Cabot	163,000	11,025
Trinseo	100,000	8,245

		19,270

Computer & Electronics Retail (0.1%)
GameStop, Cl A	133,100	2,237

Computers & Services (2.6%)
Dell Technologies, Cl V*	67,645	4,850
DXC Technology	31,767	3,162
Hewlett Packard Enterprise	469,500	7,700
HP	611,000	14,249
NCR*	295,600	11,088
Seagate Technology	179,100	9,886
Western Digital	113,800	10,126

		61,061

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)

Construction & Engineering (0.2%)
Tutor Perini*	173,000	$4,282

Diversified REIT’s (0.7%)
Lexington Realty Trust	703,800	6,348
Select Income	133,300	2,981
VEREIT	1,141,700	8,220

		17,549

Drug Retail (0.9%)
Walgreens Boots Alliance	285,500	21,487

Electrical Components & Equipment (0.3%)
Energizer Holdings	140,500	8,180

Electrical Services (3.7%)
Entergy	233,000	18,335
Exelon	487,700	18,781
FirstEnergy	651,900	21,447
Public Service Enterprise Group	572,600	29,701

		88,264

Financial Services (7.2%)
Ally Financial	231,200	6,883
Capital One Financial	193,900	20,158
Citigroup	726,000	56,977
Discover Financial Services	333,300	26,597
Donnelley Financial Solutions*	51,350	1,101
Goldman Sachs Group	59,100	15,832
Lazard, Cl A	261,600	15,322
Morgan Stanley	402,900	22,784
Navient	473,300	6,745

		172,399

Food, Beverage & Tobacco (1.9%)
JM Smucker	74,700	9,479
Pilgrim’s Pride*	575,600	15,984
Tyson Foods, Cl A	274,600	20,900

		46,363

General Merchandise Stores (1.2%)
Big Lots	123,200	7,488
Target	272,200	20,475

		27,963

Health Care Distributors (0.7%)
Cardinal Health	99,400	7,136
McKesson	64,000	10,808

		17,944

Health Care Facilities (0.7%)
HCA Holdings	176,500	17,855

LSV Value Equity Fund
	Shares	Value (000)

Health Care REIT’s (0.7%)
Medical Properties Trust	597,700	$7,818
Senior Housing Properties Trust	502,400	8,707

		16,525

Health Care Services (0.8%)
Express Scripts Holding*	232,200	18,386

Hotels & Lodging (0.7%)
Wyndham Worldwide	125,700	15,603

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	52,500	9,525

Human Resource & Employment Services (0.6%)
ManpowerGroup	104,600	13,743

Insurance (8.9%)
Aetna	92,800	17,337
Allstate	221,300	21,858
American Financial Group	74,700	8,466
Anthem	120,200	29,791
Assurant	70,100	6,413
Brighthouse Financial*	16,309	1,048
CIGNA	75,000	15,626
Genworth Financial, Cl A*	393,400	1,204
Hartford Financial Services Group	220,400	12,951
Lincoln National	266,000	22,025
MetLife	179,400	8,624
MGIC Investment*	735,000	10,893
Prudential Financial	169,100	20,092
Travelers	150,800	22,608
Voya Financial	265,700	13,792

		212,728

IT Consulting & Other Services (0.6%)
International Business Machines	91,300	14,946

Machinery (2.0%)
AGCO	113,100	8,213
Allison Transmission Holdings	191,000	8,450
Cummins	73,800	13,875
ITT	152,400	8,534
Trinity Industries	219,500	7,566

		46,638

Metal & Glass Containers (0.3%)
Owens-Illinois*	291,900	6,778

Mortgage REIT’s (0.7%)
Annaly Capital Management	963,400	10,154

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)

Mortgage REIT’s (continued)
Starwood Property Trust	326,300	$6,653

		16,807

Motorcycle Manufacturers (0.4%)
Harley-Davidson	174,400	8,451

Multimedia (0.3%)
Viacom, Cl B	194,200	6,490

Office Electronics (0.4%)
Xerox	302,600	10,328

Office Equipment (0.1%)
Pitney Bowes	229,000	3,231

Office REIT’s (0.2%)
Piedmont Office Realty Trust, Cl A	275,500	5,378

Oil & Gas Equipment & Services (0.7%)
McDermott International*	1,428,700	12,544
National Oilwell Varco	106,700	3,914

		16,458

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	477,600	1,652

Paper & Paper Products (0.1%)
Clearwater Paper*	68,000	3,199

Paper Packaging (1.0%)
International Paper	185,700	11,673
Packaging of America	63,200	7,940
WestRock	70,000	4,664

		24,277

Petroleum & Fuel Products (5.7%)
Andeavor	91,500	9,897
Chevron	318,600	39,937
Diamond Offshore Drilling*	326,100	5,765
ExxonMobil	368,100	32,135
Marathon Petroleum	179,200	12,413
Valero Energy	380,800	36,545

		136,692

Pharmaceuticals (6.8%)
AbbVie	283,900	31,859
Johnson & Johnson	387,800	53,590
Mallinckrodt*	210,700	3,805
Merck	360,400	21,354
Pfizer	1,398,100	51,786

		162,394

LSV Value Equity Fund
	Shares	Value (000)

Printing & Publishing (0.1%)
Gannett	271,500	$3,204

Reinsurance (1.1%)
Everest Re Group	73,100	16,798
Validus Holdings	129,300	8,754

		25,552

Retail (2.6%)
Brinker International	111,800	4,063
Kohl’s	192,200	12,449
Kroger	504,300	15,310
Macy’s	212,300	5,509
Office Depot	114,800	373
Wal-Mart Stores	231,200	24,646

		62,350

Semi-Conductors/Instruments (4.7%)
Applied Materials	256,500	13,756
Cirrus Logic*	122,500	6,072
Flextronics International*	343,100	6,179
Intel	1,093,800	52,655
Lam Research	50,500	9,672
Sanmina*	274,400	7,176
Teradyne	169,500	7,770
Vishay Intertechnology	447,100	9,814

		113,094

Specialized REIT’s (0.3%)
Hospitality Properties Trust	293,600	8,341

Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	129,000	11,299

Technology Distributors (0.2%)
Insight Enterprises*	98,800	3,667

Telephones & Telecommunications (5.3%)
AT&T	789,400	29,563
Cisco Systems	1,101,200	45,744
Corning	504,600	15,754
Juniper Networks	479,100	12,528
Verizon Communications	430,900	23,299

		126,888

Thrifts & Mortgage Finance (0.3%)
Radian Group	327,300	7,224

Trucking (0.2%)
Ryder System	67,100	5,840

TOTAL COMMON STOCK
(Cost $1,586,205)		2,352,452

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (2.0%)

Morgan Stanley
1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $46,945 (collateralized by various US Treasury Notes, par values ranging from $0 to $22,282, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value

$47,524)	$46,944	$46,944

TOTAL REPURCHASE AGREEMENT
(Cost $46,944)		46,944

Total Investments – 100.5%
(Cost $1,633,149)		$2,399,396

Percentages are based on Net Assets of $2,387,620 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,352,452	$—	$—	$2,352,452
Repurchase Agreement	—	46,944	—	46,944

Total Investments in Securities	$2,352,452	$46,944	$—	$2,399,396

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $ 0.

LSV-QH-001-2900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018